UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                          Oppenheimer Equity Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Equity Fund, Inc.

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.6%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                                                234,900    $     9,489,960
---------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Harley-Davidson, Inc.                                                        170,000         10,104,800
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
McDonald's Corp.                                                           1,405,900         39,407,377
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
Amazon.com, Inc. 1                                                           201,700          8,241,462
---------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                        337,700          7,436,154
                                                                                        -----------------
                                                                                             15,677,616
---------------------------------------------------------------------------------------------------------
MEDIA--5.9%
Clear Channel Communications, Inc.                                           254,400          7,929,648
---------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                       506,800         14,312,032
---------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                 6,347,900         55,353,688
---------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                            10,014,448         74,807,927
                                                                                        -----------------
                                                                                            152,403,295
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Kohl's Corp. 1                                                               241,600         11,642,704
---------------------------------------------------------------------------------------------------------
Target Corp.                                                                 446,400         20,199,600
                                                                                        -----------------
                                                                                             31,842,304
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
Chico's FAS, Inc. 1                                                          243,700          8,334,540
---------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                              495,700          9,269,590
---------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                             452,200         17,726,240
---------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                762,700         22,743,714
                                                                                        -----------------
                                                                                             58,074,084
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Polo Ralph Lauren Corp.                                                      204,600          7,441,302
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
---------------------------------------------------------------------------------------------------------
BEVERAGES--1.1%
Coca-Cola Co. (The)                                                          238,800          9,563,940
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                369,300         17,966,445
                                                                                        -----------------
                                                                                             27,530,385
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                                        235,800         12,544,560
---------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                 229,700          8,230,151
                                                                                        -----------------
                                                                                             20,774,711
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Avon Products, Inc.                                                          438,000         19,131,840
---------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                         307,200         12,840,960
                                                                                        -----------------
                                                                                             31,972,800
---------------------------------------------------------------------------------------------------------
TOBACCO--2.8%
Altria Group, Inc.                                                         1,540,700         72,474,528
---------------------------------------------------------------------------------------------------------
ENERGY--8.0%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
BJ Services Co. 1                                                            298,100         15,623,421
---------------------------------------------------------------------------------------------------------
Halliburton Co.                                                              511,400         17,229,066
---------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                            268,500         18,072,735
                                                                                        -----------------
                                                                                             50,925,222
---------------------------------------------------------------------------------------------------------
OIL & GAS--6.0%
Amerada Hess Corp.                                                           128,300         11,418,700
---------------------------------------------------------------------------------------------------------
Apache Corp.                                                                 252,300         12,642,753
---------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                1,357,000         78,068,210
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          177,400         11,144,268
---------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                        221,000         27,404,000
---------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                           229,300         13,354,432
                                                                                        -----------------
                                                                                            154,032,363
---------------------------------------------------------------------------------------------------------
FINANCIALS--17.6%
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.8%
Bank of America Corp.                                                      1,547,792         67,065,827
---------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                       213,000         11,757,600
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                            737,700         43,989,051
                                                                                        -----------------
                                                                                            122,812,478
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.5%
American Express Co.                                                         676,100         34,792,106
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            1,221,166         53,877,844
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     805,100         44,892,376
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                               189,600         15,114,912
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               912,600         44,991,180
                                                                                        -----------------
                                                                                            193,668,418
---------------------------------------------------------------------------------------------------------
INSURANCE--4.2%
AFLAC, Inc.                                                                  354,200         13,888,182
---------------------------------------------------------------------------------------------------------
American International Group, Inc.                                           363,500         24,714,365
---------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A 1                                            277,500          6,465,750
---------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                          404,600         11,846,688
---------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                 1,070,900         50,375,136
                                                                                        -----------------
                                                                                            107,290,121
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Freddie Mac                                                                  449,700         29,338,428
---------------------------------------------------------------------------------------------------------
HEALTH CARE--10.9%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--6.3%
Amgen, Inc. 1                                                                666,800         37,794,224
---------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                               51,300          2,987,199
---------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                            456,400         23,924,488
---------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                           256,000         13,928,960
---------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      679,000         25,381,020
---------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.                                                        112,900          5,966,765
---------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                          1,098,200         26,027,340
---------------------------------------------------------------------------------------------------------
Wyeth                                                                        680,500         25,450,700
                                                                                        -----------------
                                                                                            161,460,696
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Boston Scientific Corp. 1                                                    554,300         22,022,339
---------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                231,000         11,106,480
---------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                                 646,100         22,335,677
                                                                                        -----------------
                                                                                             55,464,496
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.4%
Elan Corp. plc, ADR 1                                                        619,700         14,500,980
---------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                              176,300         10,586,815
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               1,109,700         33,956,820
---------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                            84,100          2,182,395
                                                                                        -----------------
                                                                                             61,227,010
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.2%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Empresa Brasileira de Aeronautica SA, ADR                                    801,900         21,170,160
---------------------------------------------------------------------------------------------------------
Raytheon Co.                                                               1,971,300         74,869,974
                                                                                        -----------------
                                                                                             96,040,134
---------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
Expeditors International of Washington, Inc.                                 150,300          7,770,510
---------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                   93,600          8,020,584
                                                                                        -----------------
                                                                                             15,791,094
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.0%
Apollo Group, Inc., Cl. A 1                                                  128,100          9,398,697
---------------------------------------------------------------------------------------------------------
Cendant Corp.                                                              2,726,600         58,894,560
---------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. 1                                                    404,900          9,976,736
                                                                                        -----------------
                                                                                             78,269,993
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.3%
General Electric Co.                                                       3,455,700        116,042,406
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                    1,510,800         46,321,128
                                                                                        -----------------
                                                                                            162,363,534
---------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Deere & Co.                                                                  224,300         14,478,565
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.8%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
Cisco Systems, Inc. 1                                                      1,582,200         28,637,820
---------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                            1,063,400         11,782,472
---------------------------------------------------------------------------------------------------------
Nortel Networks Corp. 1                                                    2,448,100          8,323,540
---------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR 1                             663,800         20,737,112
                                                                                        -----------------
                                                                                             69,480,944
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.4%
Dell, Inc. 1                                                                 445,000         15,842,000
---------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                2,096,600         24,194,764
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                          654,000         12,262,500
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        861,100         73,830,714
---------------------------------------------------------------------------------------------------------
SanDisk Corp. 1                                                              200,900          5,850,208
---------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                   1,996,800          8,067,072
                                                                                        -----------------
                                                                                            140,047,258
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                                                 387,000          8,347,590
---------------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR                                                      415,200          5,198,304
                                                                                        -----------------
                                                                                             13,545,894
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Opsware, Inc. 1                                                            1,116,500          6,263,565
---------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
Accenture Ltd., Cl. A 1                                                      675,200         18,264,160
---------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                               259,600          9,252,144
                                                                                        -----------------
                                                                                             27,516,304
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.7%
ASML Holding NV 1                                                            412,800          5,312,736
---------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                      205,100          5,597,179
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                                1,245,400         24,982,724
---------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                              290,800          9,974,440
---------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                              376,200          9,830,106
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                                             1,808,200         28,009,018
---------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                 349,400         11,561,646
                                                                                        -----------------
                                                                                             95,267,849
---------------------------------------------------------------------------------------------------------
SOFTWARE--8.2%
Adobe Systems, Inc.                                                          137,577          6,805,934
---------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                      556,000         14,622,800
---------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                          1,356,900          6,988,035
---------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                  338,900         11,820,832
---------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                            2,070,300         57,243,795
---------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                               821,400          5,183,034
---------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                              435,300          5,328,072
---------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                        415,900         16,199,305
---------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                       680,000          5,127,200
---------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                             429,600         23,576,448
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                      1,745,800         57,349,530
                                                                                        -----------------
                                                                                            210,244,985
---------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
---------------------------------------------------------------------------------------------------------
CHEMICALS--1.5%
Dow Chemical Co.                                                             165,500          7,477,290
---------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                701,100         29,965,014
                                                                                        -----------------
                                                                                             37,442,304
---------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Alcan, Inc.                                                                  228,000         10,898,400
---------------------------------------------------------------------------------------------------------
Inco Ltd. 1                                                                  280,300         10,945,715
                                                                                        -----------------
                                                                                             21,844,115
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
IDT Corp., Cl. B 1                                                         2,975,737         44,725,327
---------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                     885,000         22,965,750
---------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                 393,700         15,503,906
                                                                                        -----------------
                                                                                             83,194,983

---------------------------------------------------------------------------------------------------------
UTILITIES--2.5%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
AES Corp. (The) 1                                                          3,387,900         33,845,121
---------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                 494,700         15,038,880
                                                                                        -----------------
                                                                                             48,884,001
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy                                                                411,900         14,906,661
                                                                                        -----------------
Total Common Stocks (Cost $2,274,357,632)                                                 2,548,994,577
---------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%                DATE       STRIKE    CONTRACTS
EMC Corp. Put
 (Cost $803,660)                   10/18/04          $11        17,121       342,420

                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
Undivided interest of 3.56% in joint repurchase agreement (Principal
Amount/Value $729,739,000, with a maturity value of $729,775,487) with
UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $25,970,298 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $745,857,878 (Cost $25,969,000)                          $25,969,000         25,969,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,301,130,292)                              100.0%     2,575,305,997
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilites                                                   0.0          1,076,786
                                                                        ---------------------------------
Net Assets                                                                     100.0%   $ 2,576,382,783
                                                                        =================================


Footnote to Statement of Investments

1. Non-income producing security.



SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,310,182,190
                                              ===============

Gross unrealized appreciation                 $   346,502,579
Gross unrealized depreciation                     (81,378,772)
                                              ---------------
Net unrealized appreciation (depreciation)    $   265,123,807
                                              ===============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)